Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptors ETF	Sep. 28, 2024
Fidelity Disruptors ETF | Return Before Taxes
Average Annual Return:
Past 1 year	28.58%
Since Inception	12.62%	[1]
Fidelity Disruptors ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.51%
Since Inception	12.41%	[1]
Fidelity Disruptors ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.96%
Since Inception	9.91%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	14.87%

[1]	A From April 16, 2020 .